Shareholder Fees	May 01, 2026
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
VONTOBEL INTERNATIONAL EQUITY FUND | A Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
VONTOBEL INTERNATIONAL EQUITY FUND | Y Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel Global Equity Fund | A Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel Global Equity Fund | Y Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel Global Equity Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Vontobel U.S. Equity Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)